UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:   811-03416

THE CALVERT FUND

(Exact name of registrant as specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC  20009

(Address of principal executive offices) (Zip Code)

Maureen A. Gemma, Esq., Two International Place, Boston, MA  02110

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

202-238-2200

DATE OF FISCAL YEAR END:

9/30

DATE OF REPORTING PERIOD:

07/01/2019 - 06/30/2020

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03416

Reporting Period: 07/01/2019 - 06/30/2020

The Calvert Fund

========================= Calvert High Yield Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============================= Calvert Income Fund ==============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Calvert Long-Term Income Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Calvert Short Duration Income Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Calvert Ultra-Short Duration Income Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The Calvert Fund

By (Signature)

/s/ John H. Streur

Name

John H. Streur

Title

President – Principal Executive Officer

Date

08/19/2020